UNAUDITED CONDENSED STATEMENTS OF CHANGES IN SHAREHOLDERS' DEFICIT - CIK 0001853314 Gesher I Acquisition Corp - USD ($)	Ordinary shares	Additional Paid-in Capital	Accumulated Deficit	Total
Balance at Feb. 22, 2021	$ 0	$ 0	$ 0	$ 0
Net income (loss)			(14,946)	(14,946)
Balance at Sep. 30, 2021	$ 308	24,692	(14,946)	10,054
Balance (in Shares) at Sep. 30, 2021	3,075,000
Proceeds allocated to Public Warrants	$ 0	8,165,000	0	8,165,000
Proceeds allocated to Private Placement Warrants		5,000,000		5,000,000
Incentives to anchor investors and forward purchasers		4,073,565		4,073,565
Offering costs allocated to warrants		(956,456)		(956,456)
Re-measurement of redeemable shares to redemption value		(16,306,801)	(3,048,576)	(19,355,377)
Net income (loss)			(169,564)	(169,564)
Balance at Dec. 31, 2021	$ 308	0	(3,233,086)	(3,232,778)
Balance (in Shares) at Dec. 31, 2021	3,075,000
Balance at Sep. 30, 2021	$ 308	24,692	(14,946)	10,054
Balance (in Shares) at Sep. 30, 2021	3,075,000
Proceeds allocated to Public Warrants		8,165,000		8,165,000
Proceeds allocated to Private Placement Warrants		5,000,000		5,000,000
Incentives to anchor investors and forward purchasers		4,073,565		4,073,565
Offering costs allocated to warrants		(956,456)		(956,456)
Re-measurement of redeemable shares to redemption value		(16,306,801)	(3,719,156)	(20,025,957)
Net income (loss)			(2,995,719)	(2,995,719)
Balance at Sep. 30, 2022	$ 308	0	(6,729,821)	(6,729,513)
Balance (in Shares) at Sep. 30, 2022	3,075,000
Re-measurement of redeemable shares to redemption value			(978,382)	(978,382)
Net income (loss)			486,649	486,649
Balance at Dec. 31, 2022	$ 308	$ 0	$ (7,221,554)	$ (7,221,246)
Balance (in Shares) at Dec. 31, 2022	3,075,000